PRIMECAP ODYSSEY FUNDS

                        SUPPLEMENT DATED DECEMBER 1, 2004
                    TO THE PROSPECTUS DATED NOVEMBER 1, 2004

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THE FOLLOWING REPLACES THE FIRST PARAGRAPH ON PAGE 10 OF THE PROSPECTUS UNDER
"FUND MANAGEMENT":

Each of these five individuals manages a portion of the PRIMECAP Odyssey Growth Fund and the PRIMECAP Odyssey Stock Fund. The PRIMECAP Odyssey Aggressive Growth Fund is primarily managed by Messrs. Schow, Kolokotrones, Fried, and Mordecai. A small portion of each Fund's assets may be managed by individuals in the adviser's research department.


THE FOLLOWING REPLACES THE SECTION ON PAGE 12 OF THE PROSPECTUS UNDER "SHAREHOLDER INFORMATION - MAIL"

To purchase by mail, you should:

     o    Complete and sign the account application;

     o    To open an account, write a check payable to "PRIMECAP Odyssey Funds";
          and

     o Send your account application and check or exchange request to one of the following addresses

         For regular mail delivery:

              PRIMECAP Odyssey Funds
              c/o U.S. Bancorp Fund Services, LLC
              P.O. Box 701 Milwaukee, Wisconsin 53201-0701


         For overnight delivery:

              PRIMECAP Odyssey Funds
              c/o U.S. Bancorp Fund Services, LLC
              615 E. Michigan Street, 3rd Floor
              Milwaukee, Wisconsin  53202-5207


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          THE FUNDS' PROSPECTUS IS AVAILABLE BY CALLING 1-800-729-2307.

    PLEASE KEEP THIS SUPPLEMENT DATED DECEMBER 1, 2004 WITH YOUR PROSPECTUS.




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